Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Aug. 29, 2025	Aug. 28, 2025	Aug. 27, 2025
Subsequent Events [Line Items]
Percentage of total outstanding shares	30.00%		51.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common shares issued	4,000,000		4,000,000
Warrants to purchase shares		4,000,000	3,000,000
Warrant exercise price (in Dollars per share)		$ 0.8